INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of total gross carrying value and accumulated amortization of intangible assets
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Total

As of January 1, 2017	1,128	380	358	337	54	2,257

Additions	332	178	—	—	8	518
Disposals	(1)	(2)	—	—	(1)	(4)
Amortization charge for the year	(161)	(206)	(83)	(75)	(12)	(537)
Transfer	—	4	—	—	(4)	—
Translation adjustment	(42)	(3)	(13)	(7)	(1)	(66)

As of December 31, 2017	1,256	351	262	255	44	2,168

Additions	526	171	—	—	20	717
Disposals	(6)	(1)	—	—	—	(7)
Amortization charge for the year	(176)	(179)	(74)	(54)	(12)	(495)
Impairment	(251)	(48)	—	—	—	(299)
Transfer	—	2	—	—	(2)	—
Translation adjustment	(154)	(32)	(10)	(24)	(10)	(230)

As of December 31, 2018	1,195	264	178	177	40	1,854
Cost	2,365	1,006	527	1,675	254	5,827
Accumulated amortization and impairment	(1,170)	(742)	(349)	(1,498)	(214)	(3,973)

Schedule of capital commitments for the future purchase of intangible assets
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2018	2017

Less than 1 year	433	555
Between 1 and 5 years	4	262

Total commitments	437	817
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2018	2017

Less than 1 year	23	40
Between 1 and 5 years	—	4

Total commitments	23	44